ROCHDALE INVESTMENT TRUST










                                                                          [LOGO]
ROCHDALE LARGE GROWTH PORTFOLIO
ROCHDALE LARGE VALUE PORTFOLIO
ROCHDALE MID/SMALL GROWTH PORTFOLIO
ROCHDALE MID/SMALL VALUE PORTFOLIO
ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO




ANNUAL REPORT
DECEMBER 31, 2000

                            ROCHDALE INVESTMENT TRUST

February 20, 2001

Dear Fellow Shareholders:

We are pleased to report the annual investment performance of the Rochdale Constellation Funds: the Large Growth Portfolio, the Large Value Portfolio, the Mid/Small Growth Portfolio, the Mid/Small Value Portfolio, and the Intermediate Fixed Income Portfolio for the year ending December 31, 2000.

The stock market performed an about-face during 2000. At the start of the year, enthusiasm for technology and telecommunication companies lifted all stock markets. A sharp correction in April led investors to return to more stable sectors such as pharmaceuticals and financials. In May, the Fed raised interest rates to their highest levels in nine years in an effort to prevent inflation. It was the Fed's fourth consecutive rate hike in a short period. Through the remainder of the year, three factors converged to make 2000 one of the most difficult investment environments in recent history:

     *    Rising interest rates
     *    Lofty oil and gas prices
     *    Declining consumer and business spending

These factors all contributed to adverse conditions in the U.S. markets and sent shock waves throughout global markets in 2000. For the year, the S&P 500, NASDAQ, and Dow Jones World (ex US) returned -9.10%, -39.18%, and -17.90%, respectively.

Despite the market turmoil, we are pleased with the performance of our Constellation Fund Active Disciplined methodology, designed to combine the strengths of diversified asset class weightings relative to the prescribed benchmarks with the benefits of stock selection. The goal of these funds is to seek the long-term returns of each asset class while seeking to reduce the turnover, management fees, and style inconsistency normally associated with other managers attempting to cover the broader market.

--------------------------------------------------------------------------------

ROCHDALE LARGE GROWTH PORTFOLIO

The Large Growth Portfolio invests primarily in large U.S. companies within growth industries. Growth industries typically exhibit strong price momentum and high price-to-book values relative to their value stock peers. Hardest hit of all major indexes, the S&P 500/BARRA Growth dropped 22.08% during 2000. Our Large Growth Portfolio handsomely exceeded its benchmark by 4.20% for the 12-month period ending 12/31/00, returning -17.88%. The Large Growth Portfolio invests in a wide array of stocks, ranging from computer hardware and software technology to healthcare and retail.

Large-cap growth stocks, predominantly in the technology sector, fared poorly in the downside volatility that occurred in the second half of 2000. Mid-year price appreciation for large, higher-quality tech names vanished as the market grew increasingly concerned about the decelerating economy and its effect on corporate earnings.

Healthcare stocks offered a safe alternative to nervous tech investors during the year, which lead to this sector's strong performance in a struggling market. Investors shrugged off fears of increased regulation and sustainability of earnings growth, bidding up prices of drug and biotechnology stocks.

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                            ROCHDALE INVESTMENT TRUST

              AS OF DECEMBER 31, 2000, THE TOP TEN HOLDINGS IN THE
                          LARGE GROWTH PORTFOLIO WERE:

     Company                                            Percent of Assets
     -------                                            -----------------
     General Electric Co.                                     8.4%
     Pfizer, Inc.                                             5.2%
     Cisco Systems, Inc.                                      5.0%
     Microsoft Corp.                                          4.0%
     Wal-Mart Stores, Inc.                                    4.0%
     Intel Corp.                                              3.9%
     Merck & Co., Inc.                                        3.7%
     EMC Corp.                                                2.7%
     Oracle Corp                                              2.7%
     International Business Machines Corp.                    2.7%

--------------------------------------------------------------------------------

ROCHDALE LARGE VALUE PORTFOLIO

The Large Value Portfolio seeks to invest in select large U.S. companies within value industries. Value industries are typically cyclical and exhibit less price momentum and lower price-to-book ratios than their growth counterparts. Our Large Value Portfolio rose 4.21% in 2000, compared to its benchmark, the S&P 500/BARRA Value index, which increased 6.08% during the same period. The Large Value Portfolio invests in a wide array of stocks, such as consumer cyclicals, energy, and financials.

Large-cap value stocks, primarily basic materials and industrials, held their own in 2000. Financial holdings were not affected by the slowing economy and fared well. Energy stocks, in response to higher energy prices, also rose strongly.

              AS OF DECEMBER 31, 2000, THE TOP TEN HOLDINGS IN THE
                          LARGE VALUE PORTFOLIO WERE:

     Company                                         Percent of Assets
     -------                                         -----------------
     Exxon Mobil Corp.                                      4.9%
     Citigroup, Inc.                                        4.5%
     American International Group, Inc.                     3.7%
     SBC Communications, Inc.                               2.7%
     Verizon Communications                                 2.1%
     Royal Dutch Petroleum Co.                              1.9%
     Proctor & Gamble Co.                                   1.8%
     Bank of America Corp.                                  1.7%
     Wells Fargo & Co.                                      1.7%
     Tyco International Ltd.                                1.7%

--------------------------------------------------------------------------------

ROCHDALE MID/SMALL GROWTH PORTFOLIO:

The Rochdale Mid/Small Growth Portfolio seeks to invest in small and medium-size U.S. companies within growth industries. During the year 2000, the Mid/Small Growth Portfolio exceeded the benchmark, advancing 18.32% compared to its benchmark, a blend of the S&P MidCap 400 and S&P SmallCap 600/BARRA Growth Indices, which rose only 6.67%.

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                            ROCHDALE INVESTMENT TRUST

In early 2000, we witnessed a change in investor sentiment. Investors shifted from Internet companies, with no sustainable business strategy or new IPOs, to biotechnology companies.

              AS OF DECEMBER 31, 2000, THE TOP TEN HOLDINGS IN THE
                        MID/SMALL GROWTH PORTFOLIO WERE:

     Company                                         Percent of Assets
     -------                                         -----------------
     Millennium Pharmaceuticals, Inc.                       2.5%
     Waters Corp.                                           2.0%
     Genzyme Corp.                                          1.9%
     Univision Communications, Inc.                         1.8%
     Cintas Corp.                                           1.8%
     DPL, Inc.                                              1.7%
     Concord EFS, Inc.                                      1.6%
     Idec Pharmaceuticals Corp.                             1.6%
     IVAX Corp.                                             1.6%
     Quest Diagnostics Inc.                                 1.4%

--------------------------------------------------------------------------------

ROCHDALE MID/SMALL VALUE PORTFOLIO:

The Rochdale Mid/Small Value Portfolio seeks to invest in small and medium-size U.S. companies within value industries. The Mid/Small Value Portfolio fared very nicely, gaining 20.13%. Its benchmark, a blend of the S&P MidCap 400 and S&P SmallCap 600/BARRA Value Indices, turned in a resounding 25.82%.

Abundant opportunities in the small and mid-cap universe created an opportunity to perform well amidst the debacle in the overall tech and Internet sectors of the equity market. An improved retail environment also contributed to upside performance of the fund.

              AS OF DECEMBER 31, 2000, THE TOP TEN HOLDINGS IN THE
                         MID/SMALL VALUE PORTFOLIO WERE:

     Company                                         Percent of Assets
     -------                                         -----------------
     Outback Steakhouse, Inc.                                1.9%
     Teco Energy, Inc.                                       1.7%
     Marshall & Illsley Corp.                                1.7%
     Mercantile Bankshares Corp.                             1.7%
     Kinder Morgan, Inc.                                     1.6%
     Gatx Corp.                                              1.6%
     Greenpoint Financial Corp.                              1.6%
     Puget Sound Energy, Inc.                                1.6%
     Washington Post Co.                                     1.4%
     DST Systems, Inc.                                       1.4%

--------------------------------------------------------------------------------

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                            ROCHDALE INVESTMENT TRUST

ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO:

The Rochdale Intermediate Fixed Income Portfolio seeks to earn a total return comparable to that of a universe of investment-grade and U.S. Government and agency and corporate bonds maturing in ten years or less. The Intermediate Fixed Income Portfolio gained a sound 7.56%, echoing the upward momentum of its benchmark, the Lehman Government/Credit Intermediate Index, which turned in 10.12% for the year.

For the most part, U.S. fixed income performed well relative to other asset classes because investors turned to bonds as a safer alternative to stocks in 2000. While inflationary concerns muted bond returns during the first part of the year, this trend reversed in the second half when investors realized that the worst was behind them, and that lower interest rates were ahead, based on signals that the economy was beginning to slow.

We are pleased with the performance of each of the portfolios compared to their respective benchmarks. We have constructed each portfolio using a combination of diversified companies in a variety of industries. While past performance is not indicative of future returns, we believe each portfolio is well positioned to capture the returns associated with the risks of the asset class that the portfolio is intended to provide.


Sincerely,

Carl Acebes
Garrett R. D'Alessandro, CFA
PORTFOLIO MANAGERS

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                           ROCHDALE INVESTMENT TRUST

         Rochdale Large Growth Portfolio vs. S&P 500/Barra Growth Index
             Cumulative Value of $10,000 Investment from Inception

                         ROCHDALE LARGE
                        GROWTH PORTFOLIO          S&P 500/BARRA GROWTH INDEX
                        ----------------          --------------------------
30-Dec-99                   10,000.00                   10,000.00
31-Dec-99                   10,000.00                   10,000.00
31-Jan-00                    9,416.00                    9,333.80
29-Feb-00                    9,672.00                    9,529.72
31-Mar-00                   10,584.00                   10,411.03
30-Apr-00                   10,116.00                    9,895.68
31-May-00                    9,812.00                    9,492.16
30-Jun-00                   10,568.00                   10,258.16
31-Jul-00                   10,036.00                    9,801.49
31-Aug-00                   10,796.00                   10,369.39
30-Sep-00                    9,752.00                    9,357.13
31-Oct-00                    9,556.00                    9,113.75
30-Nov-00                    8,524.00                    8,144.96
31-Dec-00                    8,212.00                    7,792.28

                                             AVERAGE ANNUALIZED TOTAL RETURN
                                          --------------------------------------
                                          ONE YEAR               SINCE INCEPTION
                                          --------               ---------------
Rochdale Large Growth Portfolio            -17.88%                   -17.79%

S&P 500/Barra Growth Index                 -22.08%                   -21.97%

Past performance is not predictive of future performance.
Rochdale Large Growth Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on December 31, 1999.

--------------------------------------------------------------------------------

          Rochdale Large Value Portfolio vs. S&P 500/Barra Growth Index
             Cumulative Value of $10,000 Investment from Inception

                       ROCHDALE LARGE
                      VALUE PORTFOLIO          S&P 500/Barra Value Index
                      ---------------          -------------------------
30-Dec-99                10,000.00                      10,000.00
31-Dec-99                10,000.00                      10,000.00
31-Jan-00                 9,764.00                       9,681.80
29-Feb-00                 9,160.00                       9,076.88
31-Mar-00                10,156.00                      10,023.33
30-Apr-00                10,164.00                       9,956.27
31-May-00                10,180.00                       9,987.34
30-Jun-00                 9,636.00                       9,592.84
31-Jul-00                 9,732.00                       9,784.79
31-Aug-00                10,312.00                      10,440.87
30-Sep-00                10,248.00                      10,438.35
31-Oct-00                10,484.00                      10,633.34
30-Nov-00                 9,928.00                      10,089.13
31-Dec-00                10,420.89                      10,608.31

                                             AVERAGE ANNUALIZED TOTAL RETURN
                                          --------------------------------------
                                          ONE YEAR               SINCE INCEPTION
                                          --------               ---------------
Rochdale Large Value Portfolio              4.21%                    4.19%

S&P 500/Barra Value Index                   6.08%                    6.05%

Past performance is not predictive of future performance.
Rochdale Large Value Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on December 31, 1999.

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                           ROCHDALE INVESTMENT TRUST

   Rochdale Mid/Small Growth Portfolio vs. S&P Mid Cap 400/Barra Growth Index
              Cumulative Value of $10,000 Investment from Inception

                    ROCHDALE MID/SMALL        S&P MID CAP 400/BARRA
                     GROWTH PORTFOLIO             GROWTH INDEX
                     ----------------             ------------
30-Dec-99               10,000.00                   10,000.00
31-Dec-99               10,000.00                   10,000.00
31-Jan-00                9,884.00                    9,855.72
29-Feb-00               11,504.00                   11,617.80
31-Mar-00               11,832.00                   11,587.70
30-Apr-00               11,608.00                   10,989.13
31-May-00               11,052.00                   10,445.33
30-Jun-00               12,180.00                   11,316.62
31-Jul-00               12,096.00                   11,048.89
31-Aug-00               13,800.00                   12,611.88
30-Sep-00               13,504.00                   12,205.90
31-Oct-00               13,036.00                   11,736.45
30-Nov-00               11,084.00                   10,046.82
31-Dec-00               11,832.00                   10,666.58

                                                AVERAGE ANNUALIZED TOTAL RETURN
                                                --------------------------------
                                                ONE YEAR         SINCE INCEPTION
                                                --------         ---------------
Rochdale Mid/Small Growth Portfolio               18.32%              18.21%

S&P Mid Cap 400/Barra Growth Index (71%) &
S&P Small Cap 600/Barra Growth Index (29%)         6.67%               6.63%

Past performance is not predictive of future performance.
Rochdale Mid/Small Growth Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on December 31, 1999.

--------------------------------------------------------------------------------

   Rochdale Mid/Small Value Portfolio vs. S&P Mid Cap 400/Barra Growth Index
              Cumulative Value of $10,000 Investment from Inception

                          ROCHDALE MID/SMALL       S&P MID CAP 400/BARRA
                            VALUE PORTFOLIO            GROWTH INDEX
                            ---------------            ------------
30-Dec-99                      10,000.00                 10,000.00
31-Dec-99                      10,000.00                 10,000.00
31-Jan-00                       9,292.00                  9,544.83
29-Feb-00                       8,896.00                  9,419.97
31-Mar-00                      10,388.00                 10,527.51
30-Apr-00                      10,244.00                 10,479.53
31-May-00                      10,568.00                 10,646.25
30-Jun-00                      10,048.00                 10,383.45
31-Jul-00                      10,240.00                 10,734.14
31-Aug-00                      10,964.00                 11,461.09
30-Sep-00                      11,200.00                 11,575.94
31-Oct-00                      11,068.00                 11,512.63
30-Nov-00                      10,960.00                 11,306.33
31-Dec-00                      12,012.64                 12,581.75

                                                AVERAGE ANNUALIZED TOTAL RETURN
                                                --------------------------------
                                                ONE YEAR         SINCE INCEPTION
                                                --------         ---------------
Rochdale Mid/Small Value Portfolio               20.13%             20.01%

S&P Mid Cap 400/Barra Value Index (71%) &
  S&P Small Cap 600/Barra Value Index (29%)      25.82%             25.66%

Past performance is not predictive of future performance.
Rochdale Mid/Small Value Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on December 31, 1999.

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                           ROCHDALE INVESTMENT TRUST

    Rochdale Intermediate Fixed Income Portfolio vs. Lehman Government/Credit
                               Intermediate Index
              Cumulative Value of $10,000 Investment from Inception

                     ROCHDALE INTERMEDIATE    LEHMAN GOVERNMENT/CREDIT
                    FIXED INCOME PORTFOLIO       INTERMEDIATE INDEX
                    ----------------------       ------------------
30-Dec-99                  10,000.00               10,000.00
31-Dec-99                  10,000.00               10,000.00
31-Jan-00                   9,892.00                9,963.46
29-Feb-00                   9,976.00               10,045.56
31-Mar-00                  10,040.00               10,150.34
30-Apr-00                   9,987.94               10,127.34
31-May-00                   9,975.84               10,143.14
30-Jun-00                  10,116.97               10,322.06
31-Jul-00                  10,165.44               10,400.62
31-Aug-00                  10,319.71               10,523.45
30-Sep-00                  10,384.66               10,619.20
31-Oct-00                  10,408.88               10,667.56
30-Nov-00                  10,548.49               10,812.52
31-Dec-00                  10,756.42               11,011.76

                                                AVERAGE ANNUALIZED TOTAL RETURN
                                                --------------------------------
                                                ONE YEAR         SINCE INCEPTION
                                                --------         ---------------
Rochdale Intermediate Fixed Income Portfolio      7.56%                7.52%

Lehman Government/Credit Intermediate Index      10.12%                9.84%

Past performance is not predictive of future performance.
Rochdale Intermediate Fixed Income Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on December 31, 1999.

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                        ROCHDALE LARGE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
------                                                                 -----
COMMON STOCKS: 97.1%
BEVERAGES: 0.7%
     490       Anheuser-Busch Companies, Inc.                       $    22,295
                                                                    -----------
CHEMICALS: 0.3%
     139       Avery Dennison Corp.                                       7,628
      61       Sealed Air Corp.*                                          1,860
                                                                    -----------
                                                                          9,488
                                                                    -----------
CLOTHING: 0.4%
     533       The Gap, Inc.                                             13,591
                                                                    -----------
COMMERCIAL SERVICES: 0.6%
     200       Convergys Corp.*                                           9,062
     450       Moody's Corp.                                             11,559
                                                                    -----------
                                                                         20,621
                                                                    -----------
COMPUTER HARDWARE: 9.9%
   4,114       Cisco Systems, Inc.*                                     157,361
   1,509       Dell Computer Corp.*                                      26,313
   1,295       EMC Corp.*                                                86,118
      11       Lexmark International Group, Inc.*                           487
   1,895       Sun Microsystems, Inc.*                                   52,823
                                                                    -----------
                                                                        323,102
                                                                    -----------
COMPUTER SOFTWARE: 10.4%
     268       Adobe Systems, Inc.                                       15,594
     344       Computer Associates International, Inc.                    6,708
   1,011       International Business Machines Corp. (IBM)               85,935
   2,927       Microsoft Corp.*                                         127,325
   2,954       Oracle Corp.*                                             85,851
     200       Veritas Software Corp.*                                   17,500
                                                                    -----------
                                                                        338,913
                                                                    -----------
CONSUMER PRODUCTS: 0.8%
     540       Sara Lee Corp.                                            13,264
     150       Wrigley (WM.) Jr. Co.                                     14,372
                                                                    -----------
                                                                         27,636
                                                                    -----------
CORPORATE, PROFESSIONAL & FINANCIAL SOFTWARE: 0.4%
     203       Siebel Systems, Inc.*                                     13,753
                                                                    -----------
COSMETICS: 0.9%
     785       The Gillette Co.                                          28,358
                                                                    -----------
DEPARTMENT STORES: 3.9%
   2,380       Wal-Mart Stores, Inc.                                    126,438
                                                                    -----------
DIVERSIFED TELECOMMUNICATION SERVICE PROVIDERS: 1.2%
     923       Qwest Communications International, Inc.*                 37,882
                                                                    -----------
DIVERSIFIED MANUFACTURING: 8.1%
   5,528       General Electric Co.                                     264,999
                                                                    -----------
DRUG, HEALTH & BEAUTY PRODUCT RETAILING: 0.9%
     700       Walgreen Co.                                              29,269
                                                                    -----------

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                        ROCHDALE LARGE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000 (CONTINUED)
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
------                                                                 -----
DRUGS: 18.9%
     810       Abbott Laboratories                                  $    39,234
     103       Allergan, Inc.                                             9,972
     600       American Home Products Corp.                              38,130
     651       Amgen, Inc.*                                              41,623
     143       Biogen, Inc.*                                              8,589
   1,074       Bristol-Myers Squibb Co.                                  79,409
     679       Eli Lilly and Co.                                         63,189
   1,239       Merck & Co., Inc.                                        116,001
   3,564       Pfizer, Inc.                                             163,944
     989       Schering-Plough Corp.                                     56,126
                                                                    -----------
                                                                        616,217
                                                                    -----------
ELECTRIC: 0.6%
     400       Calpine Corp.*                                            18,025
                                                                    -----------
ELECTRIC PRODUCTS: 0.4%
   1,100       American Power Conversion Corp.*                          13,613
                                                                    -----------
ELECTRICAL EQUIPMENT: 3.1%
     538       ADC Telecommunications, Inc.*                              9,751
      48       Comverse Technology, Inc.*                                 5,214
     575       Corning, Inc.                                             30,367
   2,220       Lucent Technologies, Inc.                                 29,970
     149       Millipore Corp.                                            9,387
     310       Tellabs, Inc.*                                            17,515
                                                                    -----------
                                                                        102,204
                                                                    -----------
ELECTRONIC TEST & MEASUREMENT INSTRUMENTS: 0.7%
     395       Agilent Technologies, Inc.*                               21,626
                                                                    -----------
FINANCIAL SERVICES: 0.5%
     300       Providian Financial Corp.                                 17,250
                                                                    -----------
FOOD/BEVERAGE: 3.6%
     815       General Mills,Inc.                                        36,318
     425       Kellogg Co.                                               11,156
     936       PepsiCo, Inc.                                             46,391
     218       Sysco Corp.                                                6,540
     194       The Quaker Oats Co.                                       18,891
                                                                    -----------
                                                                        119,296
HOME PRODUCTS: 1.5%
     737       Colgate-Palmolive Co.                                     47,573
                                                                    -----------
INFORMATION SERVICES: 2.8%
   1,469       America Online, Inc.*                                     51,121
     340       Automatic Data Processing, Inc.                           21,526
      80       Interpublic Group of Companies, Inc.                       3,405
      59       Omnicom Group, Inc.                                        4,890
     229       Paychex, Inc.                                             11,135
                                                                    -----------
                                                                         92,077
INTERNET & ONLINE CONTENT PROVIDERS: 0.2%
     250       Yahoo!, Inc.*                                              7,543
                                                                    -----------
INVESTMENT BANKING & BROKERAGE: 1.0%
   1,148       The Charles Schwab Corp.                                  32,575
                                                                    -----------

                        ROCHDALE LARGE GROWTH PORTFOLIO

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
------                                                                 -----
MEDIA: 2.1%
     702       Time Warner, Inc.                                    $    36,672
     673       Viacom, Inc. - Class B*                                   31,463
                                                                    -----------
                                                                         68,135
                                                                    -----------
MEDICAL PRODUCTS: 4.3%
     330       Guidant Corp.*                                            17,799
     779       Johnson & Johnson                                         81,844
     705       Medtronic, Inc.                                           42,564
                                                                    -----------
                                                                        142,207
                                                                    -----------
MISCELLANEOUS COMPUTER-BASED SYSTEMS: 0.9%
     266       Network Appliance, Inc.*                                  17,086
     400       Palm, Inc.*                                               11,325
                                                                    -----------
                                                                         28,411
                                                                    -----------
PHARMACEUTICALS: 0.6%
     200       Alza Corp.*                                                8,500
     200       MedImmune, Inc.*                                           9,538
                                                                    -----------
                                                                         18,038
                                                                    -----------
RETAIL: 0.6%
     250       Kohl's Corp.*                                             15,250
     100       RadioShack Corp.                                           4,281
                                                                    -----------
                                                                         19,531
                                                                    -----------
SCIENTIFIC & TECHNICAL INSTRUMENT: 0.3%
     110       Applera Corp. - Applied Biosystems Group*                 10,347
                                                                    -----------
SEMICONDUCTOR - INTEGRATED CIRCUITS: 0.5%
     300       Analog Devices, Inc.*                                     15,356
                                                                    -----------
SEMICONDUCTOR - MEMORY CHIPS: 0.3%
     310       Micron Technology, Inc.*                                  11,005
                                                                    -----------
SEMICONDUCTOR - SPECIALIZED: 0.4%
     162       Broadcom Corp.*                                           13,689
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & MATERIALS: 0.7%
     604       Applied Materials, Inc.*                                  23,065
                                                                    -----------
SEMICONDUCTORS: 6.6%
     172       Altera Corp.*                                              4,526
   4,138       Intel Corp.                                              125,175
     291       Linear Technology Corp.                                   13,459
     200       LSI Logic Corp.*                                           3,418
     150       Maxim Integrated Products, Inc.*                           7,172
     100       Teradyne, Inc.*                                            3,725
   1,055       Texas Instruments, Inc.                                   49,981
     163       Xilinx, Inc.*                                              7,518
                                                                    -----------
                                                                        214,974
                                                                    -----------
SOFT DRINKS: 2.1%
   1,150       Coca-Cola Co.                                             70,078
                                                                    -----------
SOFTWARE: 0.3%
     250       Citrix Systems, Inc.*                                      5,625
      50       Mercury Interactive Corp.*                                 4,513
                                                                    -----------
                                                                         10,138
                                                                    -----------

                        ROCHDALE LARGE GROWTH PORTFOLIO

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
------                                                                 -----
SPECIALTY RETAIL: 1.9%
     324       Bed, Bath & Beyond, Inc.*                            $     7,250
     192       Best Buy Co., Inc.*                                        5,676
   1,045       The Home Depot, Inc.                                      47,743
                                                                    -----------
                                                                         60,669
                                                                    -----------
SWITCHING & TRANSMISSION EQUIPMENT: 2.1%
     414       JDS Uniphase Corp.*                                       17,259
   1,616       Nortel Networks Corp.                                     51,813
                                                                    -----------
                                                                         69,072
                                                                    -----------
TELECOMMUNICATIONS: 0.1%
     100       Scientific-Atlanta, Inc.                                   3,256
                                                                    -----------
TELECOMMUNICATIONS - LONG DISTANCE CARRIERS: 0.2%
     280       Sprint Corp. (PCS Group)*                                  5,723
                                                                    -----------
WIRELESS COMMUNICATIONS SERVICES: 0.2%
     325       Nextel Communications, Inc.*                               8,044
                                                                    -----------
WIRELESS, SATELLITE, & MICROWAVE COMMUNICATIONS EQUIPMENT: 1.1%
     450       Qualcomm, Inc.*                                           36,984
                                                                    -----------

TOTAL COMMON STOCKS (cost $3,674,139)                                 3,173,066
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
     (cost $3,674,139+): 97.1%                                        3,173,066
Other Assets less Liabilities: 2.9%                                      95,929
                                                                    -----------
NET ASSETS: 100.0%                                                  $ 3,268,995
                                                                    ===========

*    Non-income producing security.

+ At December 31, 2000, the basis of investments for federal income tax purposes was $3,677,972. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                  $   153,796
     Gross unrealized depreciation                                     (658,702)
                                                                    -----------
     Net unrealized depreciation                                    $  (504,906)
                                                                    ===========

See accompanying Notes to Financial Statements.

ROCHDALE LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
------                                                                 -----
COMMON STOCKS: 99.8%
AEROSPACE/DEFENSE - MAJOR DIVERSIFIED: 1.0%
     403       Boeing Co.                                           $    26,598
                                                                    -----------
AIRLINES: 0.8%
     150       Delta Air Lines, Inc.                                      7,528
     400       Southwest Airlines Co.                                    13,412
                                                                    -----------
                                                                         20,940
                                                                    -----------
BANKS: 14.0%
     989       Bank of America Corp.                                     45,370
     175       Bank of New York Co., Inc.                                 9,658
     650       Bank One Corp.                                            23,806
   2,308       Citigroup, Inc.                                          117,877
     645       First Union Corp.                                         17,939
     450       Firstar Corp.                                             10,462
     532       FleetBoston Financial Corp.                               19,983
   2,827       J.P. Morgan & Co., Inc.                                   34,714
     756       National City Corp.                                       21,735
     300       Wachovia Corp.                                            17,437
     804       Wells Fargo & Co.                                         44,773
                                                                    -----------
                                                                        363,754
                                                                    -----------
CHEMICALS: 2.6%
     364       Illinois Tool Works, Inc.                                 21,681
     600       Procter & Gamble Co.                                      47,062
                                                                    -----------
                                                                         68,743
                                                                    -----------
CHEMICALS - DIVERSIFIED: 1.6%
     600       E. I. du Pont de Nemours and Co.                          28,987
     300       PPG Industries, Inc.                                      13,894
                                                                    -----------
                                                                         42,881
                                                                    -----------
COMMERCIAL SERVICES: 1.3%
     900       Deluxe Corp.                                              22,743
     320       McKesson HBOC, Inc.                                       11,485
                                                                    -----------
                                                                         34,228
                                                                    -----------
COMPUTER HARDWARE: 1.7%
     926       Compaq Computer Corp.                                     13,936
     934       Hewlett-Packard Co.                                       29,479
     348       Xerox Corp.                                                1,609
                                                                    -----------
                                                                         45,024
                                                                    -----------
CONTRACT ELECTRONICS MANUFACTURING: 0.5%
     400       Solectron Corp.*                                          13,560
                                                                    -----------
COSMETICS & TOILETRIES: 1.0%
     200       International Flavors & Fragrances, Inc.                   4,062
     300       Kimberly-Clark Corp.                                      21,207
                                                                    -----------
                                                                         25,269
                                                                    -----------
DEFENSE/AEROSPACE: 1.3%
     505       Honeywell International, Inc.                             23,893
     327       Raytheon Co. - Class B                                    10,157
                                                                    -----------
                                                                         34,050
                                                                    -----------
DEPARTMENT STORES: 0.9%
     347       Federated Department Stores*                              12,145
     321       Sears, Roebuck & Co.                                      11,155
                                                                    -----------
                                                                         23,300
                                                                    -----------

                         ROCHDALE LARGE VALUE PORTFOLIO

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
------                                                                 -----
DISCOUNT & VARIETY RETAILING: 0.7%
     600       Target Corp.                                         $    19,350
                                                                    -----------
DIVERSIFIED SERVICES - SECURITY/PROTECTION PRODUCTS/SERVICES: 1.7%
     805       Tyco International Ltd.                                   44,677
                                                                    -----------
DIVERSIFIED UTILITIES: 1.3%
     703       Ameren Corp.                                              32,558
                                                                    -----------
DRUGS: 2.5%
     271       Cardinal Health, Inc.                                     26,998
     620       Pharmacia Corp.                                           37,820
                                                                    -----------
                                                                         64,818
                                                                    -----------
ELECTRIC: 1.4%
     340       Duke Energy Corp.                                         28,985
     250       NiSource, Inc.                                             7,687
                                                                    -----------
                                                                         36,672
                                                                    -----------
ELECTRIC UTILITIES: 1.6%
     871       American Electric Power                                   40,502
                                                                    -----------
ELECTRICAL EQUIPMENT: 0.9%
   1,216       Motorola, Inc.                                            24,624
                                                                    -----------
ELECTRONICS: 0.6%
     210       Sanmina Corp.*                                            16,091
                                                                    -----------
ENERGY RESOURCES: 7.9%
     395       Amerada Hess Corp.                                        28,860
     291       Chevron Corp.                                             24,571
   1,452       Exxon Mobil Corp.                                        126,233
     452       Phillips Petroleum Co.                                    25,708
                                                                    -----------
                                                                        205,372
                                                                    -----------
FINANCIAL SERVICES: 3.6%
     393       Federal Home Loan Mortgage Corp.                          27,068
     460       Federal National Mortgage Association                     39,905
     700       MBNA Corp.                                                25,856
                                                                    -----------
                                                                         92,829
                                                                    -----------
FOODS: 1.1%
     500       The Kroger Co.*                                           13,531
     230       Unilever NV ADR                                           14,476
                                                                    -----------
                                                                         28,007
                                                                    -----------
GAS: 0.8%
     200       KeySpan Corp.                                              8,475
     250       Peoples Energy Corp.                                      11,188
                                                                    -----------
                                                                         19,663
                                                                    -----------
GROCERY STORES: 1.2%
     505       Albertson's, Inc.                                         13,383
     286       Safeway, Inc.*                                            17,875
                                                                    -----------
                                                                         31,258
                                                                    -----------
HEALTHCARE - SERVICES: 0.8%
     319       UnitedHealth Group, Inc.                                  19,579
                                                                    -----------
HEAVY ELECTRICAL: 1.7%
     309       Emerson Electronic Co.                                    24,353
     414       Rockwell International Corp.                              19,717
                                                                    -----------
                                                                         44,070
                                                                    -----------

                         ROCHDALE LARGE VALUE PORTFOLIO

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
------                                                                 -----
INDEPENDENT POWER PRODUCERS & MARKETERS: 0.5%
     237       AES Corp.*                                           $    13,124
                                                                    -----------
INDUSTRIAL EQUIPMENT: 2.4%
     515       Caterpillar, Inc.                                         24,366
     342       Ingersoll-Rand Co.                                        14,321
     317       United Technologies Corp.                                 24,924
                                                                    -----------
                                                                         63,611
                                                                    -----------
INFORMATION SERVICES: 1.6%
     269       Electronic Data Systems Corp.                             15,535
     366       First Data Corp.                                          19,284
     400       Unisys Corp.*                                              5,850
                                                                    -----------
                                                                         40,669
                                                                    -----------
INSURANCE: 0.6%
     425       Metlife, Inc.                                             14,875
                                                                    -----------
INSURANCE BROKERS: 0.6%
     140       Marsh & McLennan Companies, Inc.                          16,380
                                                                    -----------
INTEGRATED OIL & GAS: 1.9%
     827       Royal Dutch Petroleum Co. ADR                             50,085
                                                                    -----------
LEISURE - TRAVEL AGENCIES, TOUR OPERATORS &
  OTHER TRAVEL SERVICES: 1.7%
     800       American Express Co.                                      43,950
                                                                    -----------
LEISURE TIME: 0.5%
     420       Carnival Corp. - Class A                                  12,941
                                                                    -----------
LOCAL TELECOMMUNICATION & PRIVATE TRANSMISSION SERVICES: 2.7%
   1,470       SBC Communications, Inc.                                  70,193
                                                                    -----------
MANUFACTURING: 0.4%
        90     Minnesota Mining & Manufacturing Co.                      10,845
                                                                    -----------
MANUFACTURING - RUBBER & PLASTIC PRODUCTS: 0.4%
     500       The Goodyear Tire & Rubber Co.                            11,495
                                                                    -----------
MEDIA: 2.5%
     290       Clear Channel Communications, Inc.*                       14,047
     425       Comcast Corp. - Special Class A*                          17,744
   1,134       Walt Disney Co.                                           32,815
                                                                    -----------
                                                                         64,606
                                                                    -----------
MEDICAL PROVIDERS: 0.7%
     396       HCA - The Healthcare Co.                                  17,428
                                                                    -----------
METAL PROCESSORS & FABRICATION: 0.1%
     400       Worthington Industries, Inc.                               3,225
                                                                    -----------
MOTOR VEHICLES: 1.6%
     945       Delphi Automotive Systems Corp.                           10,631
     971       Ford Motor Co.                                            22,758
     781       Visteon Corp.                                              8,982
                                                                    -----------
                                                                         42,371
                                                                    -----------

                         ROCHDALE LARGE VALUE PORTFOLIO

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
------                                                                 -----
OIL & GAS PRODUCERS: 0.5%
     200       Anadarko Petroleum Corp.                             $    14,216
                                                                    -----------
OIL & GAS SERVICES: 1.4%
     450       Schlumberger Ltd.                                         35,972
                                                                    -----------
OIL REFINERIES: 2.6%
     507       Enron Corp.                                               42,144
     410       Texaco, Inc.                                              25,471
                                                                    -----------
                                                                         67,615
                                                                    -----------
PIPELINES: 0.5%
     250       Dynegy, Inc. - Class A                                    14,016
                                                                    -----------
PROPERTY INSURANCE: 6.1%
     679       The Allstate Corp.                                        29,579
     988       American International Group, Inc.                        97,380
     297       Loews Corp.                                               30,758
                                                                    -----------
                                                                        157,717
                                                                    -----------
RAILROADS: 0.7%
     640       Burlington Northern Santa Fe Corp.                        18,120
                                                                    -----------
RESTAURANTS: 1.1%
     822       McDonald's Corp.                                          27,948
                                                                    -----------
RETAIL: 0.1%
     300       Circuit City Stores, Inc.                                  3,450
                                                                    -----------
SECURITIES/ASSETS: 2.8%
     476       Merrill Lynch & Co.                                       32,457
     505       Morgan Stanley Dean Witter & Co.                          40,021
                                                                    -----------
                                                                         72,478
                                                                    -----------
SEMICONDUCTORS: 0.3%
     250       KLA Tencor Corp.*                                          8,422
                                                                    -----------
SOFTWARE: 0.3%
   1,100       Compuware Corp.*                                           6,875
                                                                    -----------
SPECIALTY RETAIL: 1.4%
     259       CVS Corp.                                                 15,524
     441       Lowe's Companies, Inc.                                    19,625
                                                                    -----------
                                                                         35,149
                                                                    -----------
TELECOMMUNICATIONS: 1.4%
     460       Global Crossing Ltd.*                                      6,584
     400       Sprint Corp.                                               8,125
   1,466       WorldCom, Inc.*                                           20,524
                                                                    -----------
                                                                         35,233
                                                                    -----------
TELEPHONE: 4.6%
   1,744       AT&T Corp.                                                30,193
     836       BellSouth Corp.                                           34,224
   1,102       Verizon Communications                                    55,238
                                                                    -----------
                                                                        119,655
                                                                    -----------
THRIFTS: 1.2%
     603       Washington Mutual, Inc.                                   31,997
                                                                    -----------

                         ROCHDALE LARGE VALUE PORTFOLIO

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
------                                                                 -----
TOBACCO PRODUCTS: 1.5%
     900       Philip Morris Companies, Inc.                        $    39,600
                                                                    -----------
WIRELESS COMMUNICATIONS: 0.6%
     253       Alltel Corp.                                              15,797
                                                                    -----------
TOTAL COMMON STOCKS (cost $2,527,456)                                 2,598,475
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES (cost $2,527,456+): 99.8%             2,598,475
Other Assets less Liabilities: 0.2%                                       4,660
                                                                    -----------
NET ASSETS: 100.0%                                                  $ 2,603,135
                                                                    ===========

*    Non-income producing security.
ADR  American Depositary Receipt.
+ At December 31, 2000, the basis of investments for federal income tax purposes was $2,530,789. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                  $   223,271
     Gross unrealized depreciation                                     (155,536)
                                                                    -----------
     Net unrealized appreciation                                    $    67,735
                                                                    ===========

See accompanying Notes to Financial Statements.

ROCHDALE MID/SMALL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
------                                                                 -----
COMMON STOCKS: 98.7%
ADVERTISING: 0.6%
     300       Catalina Marketing Corp.*                            $    11,681
                                                                    -----------
BANKS: 1.8%
   1,100       National Commerce Bancorporation                          27,225
     300       Silicon Valley Bancshares*                                10,369
                                                                    -----------
                                                                         37,594
                                                                    -----------
BIOTECHNOLOGY - MEDICINE: 5.3%
     200       Cephalon, Inc.*                                           12,662
     205       COR Therapeutics, Inc.*                                    7,213
     427       Genzyme Corp.*                                            38,403
     358       Genzyme Corp. - Genzyme Biosurgery Division*               3,111
     198       Gilead Sciences, Inc.*                                    16,422
     190       Protein Design Labs*                                      16,506
     230       Vertex Pharmaceuticals, Inc.*                             16,445
                                                                    -----------
                                                                        110,762
                                                                    -----------
BUILDING MATERIALS/GARDENING SUPPLIES - RETAIL/WHOLESALES: 0.7%
     280       Fastenal Co.                                              15,365
                                                                    -----------
CHEMICALS: 0.4%
     150       Cabot Microelectronics Corp.*                              7,791
                                                                    -----------
COMMERCIAL SERVICES: 0.9%
     400       Apollo Group, Inc. - Class A*                             19,675
                                                                    -----------
COMMUNICTIONS PROCESSING EQUIPMENT: 1.0%
     425       Polycom, Inc.*                                            13,680
     160       Sawtek, Inc.*                                              7,390
                                                                    -----------
                                                                         21,070
                                                                    -----------
COMPUTER & SOFTWARE RETAILING: 0.7%
     500       CDW Computer Centers, Inc.*                               13,937
                                                                    -----------
COMPUTERS: 1.7%
     200       Jack Henry Associates.                                    12,425
     280       Sandisk Corp.*                                             7,770
     300       The Bisys Group, Inc.*                                    15,637
                                                                    -----------
                                                                         35,832
                                                                    -----------
COMPUTERS - HARDWARE: 1.1%
     281       RSA Security, Inc.*                                       14,858
     214       Zebra Technologies Corp.*                                  8,731
                                                                    -----------
                                                                         23,589
                                                                    -----------
COMPUTERS - SOFTWARE: 3.3%
     198       Macromedia, Inc.*                                         12,028
     936       Network Associates*                                        3,919
     730       Rational Software Corp.*                                  28,424
     326       Symantec Corp.*                                           10,880
     316       Synopsys, Inc.*                                           14,990
                                                                    -----------
                                                                         70,241
                                                                    -----------
CONTRACT ELECTRONICS MANUFACTURING: 0.3%
     200       Plexus Corp.*                                              6,078
                                                                    -----------
DEVELOPMENT TOOLS, OPERATING SYSTEMS & UTILITY SOFTWARE: 0.5%
     325       Wind River Systems, Inc.*                                 11,091
                                                                    -----------

                      ROCHDALE MID/SMALL GROWTH PORTFOLIO

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
------                                                                 -----
DISCOUNT & VARIETY RETAILING: 1.4%
     425       Dollar Tree Stores*                                  $    10,412
     880       Family Dollar Stores, Inc.                                18,865
                                                                    -----------
                                                                         29,277
                                                                    -----------
DIVERSIFIED ELECTRONICS: 0.9%
     300       International Rectifier Corp.*                             9,000
     686       Vishay Intertechnology, Inc.*                             10,376
                                                                    -----------
                                                                         19,376
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES: 2.6%
     600       Eaton Vance Corp.                                         19,350
     250       Legg Mason, Inc.                                          13,625
     550       Waddell & Reed Financial, Inc.                            20,694
                                                                    -----------
                                                                         53,669
                                                                    -----------
DIVERSIFIED UTILITIES: 0.7%
     725       Montana Power Co.                                         15,044
                                                                    -----------
DRUGS: 5.0%
     848       IVAX Corp.*                                               32,478
     824       Millennium Pharmaceuticals, Inc.*                         50,985
     284       Sepracor, Inc.*                                           22,755
                                                                    -----------
                                                                        106,218
                                                                    -----------
ELECTRIC: 1.7%
   1,050       DPL, Inc.                                                 34,847
                                                                    -----------
ELECTRICAL COMPONENTS & EQUIPMENT: 0.3%
     150       C&D Technologies, Inc.                                     6,478
                                                                    -----------
ELECTRICAL EQUIPMENT: 5.0%
     754       Jabil Circuit, Inc.*                                      19,133
     559       SCI Systems, Inc.*                                        14,744
     177       SPX Corp.*                                                19,149
     381       Vicor Corp.*                                              11,573
     492       Waters Corp.*                                             41,082
                                                                    -----------
                                                                        105,681
                                                                    -----------
ELECTRONICS: 2.5%
     700       Coherent, Inc.*                                           22,750
     200       CTS Corp.                                                  7,287
     200       Dallas Semiconductor Corp.                                 5,125
     200       Methode Electronics, Inc.                                  4,587
     200       Photon Dynamics, Inc.*                                     4,500
     200       Technitrol, Inc.                                           8,225
                                                                    -----------
                                                                         52,474
                                                                    -----------
ENGINEERING, SCIENTIFIC, & CAD/CAM SOFTWARE: 1.3%
   1,000       Cadence Design Systems, Inc.*                             27,500
                                                                    -----------
ENTERTAINMENT: 0.7%
     200       Macrovision Corp.*                                        14,803
                                                                    -----------
ENTERTAINMENT & GAMES SOFTWARE: 1.0%
     498       Electronic Arts, Inc.*                                    21,227
                                                                    -----------
ENVIRONMENTAL SERVICES: 0.9%
     600       Tetra Tech, Inc.*                                         19,125
                                                                    -----------

                      ROCHDALE MID/SMALL GROWTH PORTFOLIO

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
------                                                                 -----
FINANCIAL SERVICES: 2.9%
     771       Concord EFS, Inc.*                                   $    33,876
     250       SEI Investments Co.                                       28,000
                                                                    -----------
                                                                         61,876
                                                                    -----------
FOOD & BEVERAGE: 1.3%
     200       Hain Celestial Group, Inc.*                                6,500
     589       McCormick & Company, Inc.                                 21,241
                                                                    -----------
                                                                         27,741
                                                                    -----------
FORESTRY: 0.6%
     400       Georgia-Pacific Corp. (Timber Group)                      11,975
                                                                    -----------
HEALTH CARE PLANS: 0.7%
     394       Oxford Health Plans, Inc.*                                15,563
                                                                    -----------
HEALTHCARE - PRODUCTS: 1.6%
     440       Apogent Technologies, Inc.*                                9,020
     400       Beckman Coulter, Inc.                                     16,775
     240       Techne Corp.*                                              8,655
                                                                    -----------
                                                                         34,450
                                                                    -----------
INDUSTRIAL PARTS: 0.9%
     396       American Standard Companies, Inc.*                        19,528
                                                                    -----------
INDUSTRIAL SERVICES: 4.2%
     700       Cintas Corp.                                              37,231
     480       Fiserv, Inc.*                                             22,770
     481       Manpower, Inc.                                            18,278
     540       Nova Corp.*                                               10,766
                                                                    -----------
                                                                         89,045
                                                                    -----------
INFORMATION SERVICES: 0.6%
     412       Valassis Communications, Inc.*                            13,004
                                                                    -----------
INSURANCE: 0.6%
     200       Arthur Gallagher                                          12,725
                                                                    -----------
INTERNET: 0.2%
     200       Retek, Inc.*                                               4,875
                                                                    -----------
LEISURE: 0.9%
     396       International Game Technology*                            19,008
                                                                    -----------
LEISURE TIME: 0.5%
     500       Galileo International, Inc.                               10,000
                                                                    -----------
MACHINERY - DIVERSIFIED: 0.7%
     700       Cognex Corp.*                                             15,487
                                                                    -----------
MARKET & BUSINESS RESEARCH SERVICES: 0.9%
     463       Acxiom Corp.*                                             18,028
                                                                    -----------
MEDIA: 2.9%
     200       4 Kids Entertainment, Inc.*                                1,788
     725       A.H. Belo Corp. - Class A                                 11,600
     913       Univision Communications, Inc.*                           37,376
     500       Westwood One, Inc.*                                        9,656
                                                                    -----------
                                                                         60,420
                                                                    -----------

                      ROCHDALE MID/SMALL GROWTH PORTFOLIO

--------------------------------------------------------------------------------
SHARES                                                                 VALUE
------                                                                 -----
MEDICAL APPLIANCES & EQUIPMENT: 0.7%
     346       MiniMed, Inc.*                                       $    14,543
                                                                    -----------
MEDICAL LABORATORIES & RESEARCH: 1.4%
     206       Quest Diagnostics*                                        29,252
                                                                    -----------
MEDICAL PRODUCTS: 1.7%
     173       Idec Pharmaceuticals Corp.*                               32,794
     324       Visx, Inc.*                                                3,382
                                                                    -----------
                                                                         36,176
                                                                    -----------
METAL FABRICATION: 0.6%
     613       Grant Prideco, Inc.*                                      13,448
                                                                    -----------
MISCELLANEOUS ELECTRONICS: 0.5%
     678       Kemet Corp.*                                              10,255
                                                                    -----------
NETWORKING & COMMUNICATION DEVICES: 1.0%
   1,825       3Com Corp.*                                               15,513
     200       Avocent Corp.*                                             5,400
                                                                    -----------
                                                                         20,913
                                                                    -----------
OIL & GAS PRODUCERS: 0.4%
     300       Cross Timbers Oil Co.                                      8,325
                                                                    -----------
OIL & GAS SERVICES: 6.4%
     371       BJ Services Co.*                                          25,553
     280       Cooper Cameron Corp.*                                     18,498
     642       Ensco International, Inc.                                 21,868
     850       Global Marine, Inc.*                                      24,119
     587       Noble Drilling Corp.*                                     25,498
     260       Smith International, Inc.*                                19,386
                                                                    -----------
                                                                        134,922
                                                                    -----------
PAPER & RELATED PRODUCTS: 0.6%
     900       Buckeye Technologies, Inc.*                               12,656
                                                                    -----------
PHARMACEUTICALS: 3.5%
     300       Alpharma, Inc. - Class A                                  13,163
     300       Amerisource Health Corp.- Class A*                        15,150
     180       Barr Laboratories, Inc.*                                  13,129
     425       Dentsply International, Inc.                              16,628
     350       ICN Pharmaceuticals, Inc.                                 10,741
     246       Sybron Dental Specialties, Inc.*                           4,163
                                                                    -----------
                                                                         72,974
                                                                    -----------
PUBLISHING: 1.0%
     538       The Reader's Digest Association, Inc.                     21,049
                                                                    -----------
RADIO BROADCASTING AND PROGRAMMING: 0.6%
     480       Hispanic Broadcasting Corp.*                              12,240
                                                                    -----------
RESTAURANTS: 0.4%
     300       Applebees International, Inc.                              9,431
                                                                    -----------
RETAIL: 0.7%
     200       Payless ShoeSource, Inc.*                                 14,150
                                                                    -----------
SCHOOLS & EDUCATIONAL SERVICES - COLLEGES/UNIVERSITIES: 0.6%
     340       DeVry, Inc.*                                              12,835
                                                                    -----------

                      ROCHDALE MID/SMALL GROWTH PORTFOLIO

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
------                                                                 -----
SEMICONDUCTOR - INTEGRATED CIRCUITS: 1.2%
     345       Transwitch Corp.*                                    $    13,498
     266       TriQuint Semiconductor, Inc.*                             11,621
                                                                    -----------
                                                                         25,119
                                                                    -----------
SEMICONDUCTOR - SPECIALIZED: 1.1%
     150       Alpha Industries, Inc.*                                    5,550
     419       Microchip Technology, Inc.*                                9,192
     247       Nvidia Corp.*                                              8,093
                                                                    -----------
                                                                         22,835
                                                                    -----------
SEMICONDUCTORS: 4.4%
   1,474       Atmel Corp.*                                              17,135
     400       Cirrus Logic, Inc.*                                        7,500
     400       Cypress Semiconductor Corp.*                               7,875
     400       General Semiconductor, Inc.*                               2,500
     619       Integrated Device Technology, Inc.*                       20,504
     300       Kulicke and Soffa Industries, Inc.*                        3,375
     380       Lam Research Corp.*                                        5,510
     350       Lattice Semiconductor Corp.*                               6,431
     366       Micrel, Inc.*                                             12,330
     400       Semtech Corp.*                                             8,825
                                                                    -----------
                                                                         91,985
                                                                    -----------
SERVICES TO FINANCIAL COMPANIES: 0.9%
     420       CheckFree Corp.*                                          18,086
                                                                    -----------
SOFTWARE: 1.4%
     300       CSG Systems International, Inc.*                          14,081
     300       National Instruments Corp.*                               14,569
                                                                    -----------
                                                                         28,650
                                                                    -----------
SPECIALTY CONTRACTING & INDUSTRIAL MAINTENANCE: 0.5%
     355       Quanta Services, Inc.*                                    11,427
                                                                    -----------
SPECIALTY RETAIL: 0.9%
     355       BJ's Wholesale Club, Inc.*                                13,623
     253       Williams-Sonoma, Inc.*                                     5,060
                                                                    -----------
                                                                         18,683
                                                                    -----------
STAFFING, OUTSOURCING & OTHER HUMAN RESOURCES: 0.7%
     523       Robert Half International, Inc.*                          13,860
                                                                    -----------
TELECOMMUNICATIONS: 2.2%
     200       Aeroflex, Inc.*                                            5,766
     300       CommScope, Inc.*                                           4,969
     400       Plantronics, Inc.*                                        18,800
     600       RF Micro Devices, Inc.*                                   16,463
                                                                    -----------
                                                                         45,998
                                                                    -----------
TELECOMMUNICATIONS - WIRELESS, SATELLITE & MICROWAVE
  COMMUNICATIONS EQUIPMENT: 1.2%
     650       DMC Stratex Networks, Inc.*                                9,750
     265       Powerwave Technologies, Inc.*                             15,503
                                                                    -----------
                                                                         25,253
                                                                    -----------
TRANSPORTATION: 1.7%
     200       Atlas Air, Inc.*                                           6,525
     400       C.H. Robinson Worldwide, Inc.                             12,575
     300       Landstar System, Inc.*                                    16,631
                                                                    -----------
                                                                         35,731
                                                                    -----------

                      ROCHDALE MID/SMALL GROWTH PORTFOLIO

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
------                                                                 -----
TRUCKING: 0.6%
     245       Expeditors International of Washington, Inc.         $    13,153
                                                                    -----------
TOTAL COMMON STOCKS (cost $2,196,542)                                 2,078,099
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES (cost $2,196,542+): 98.7%             2,078,099
Other Assets less Liabilities: 1.3%                                      27,181
                                                                    -----------
NET ASSETS: 100.0%                                                  $ 2,105,280
                                                                    ===========

*    Non-income producing security.
+ At December 31, 2000, the basis of investments for federal income tax purposes was $2,201,728. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                  $   172,365
     Gross unrealized depreciation                                     (295,994)
                                                                    -----------
     Net unrealized depreciation                                    $  (123,629)
                                                                    ===========

See accompanying Notes to Financial Statements.

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000
--------------------------------------------------------------------------------

SHARES                                                                  VALUE
--------                                                             ----------
COMMON STOCKS: 98.7%
AEROSPACE & DEFENSE: 0.9%
     200       Litton Industries, Inc.*                              $   15,737
                                                                     ----------
APPAREL - CLOTHING: 1.5%
   1,130       Haggar Corp.                                              12,995
     460       Jones Apparel Group, Inc.*                                14,806
                                                                     ----------
                                                                         27,801
                                                                     ----------
APPAREL MANUFACTURING: 0.6%
     750       Oxford Industries, Inc.                                   11,437
                                                                     ----------
AUTO PARTS: 0.7%
   1,072       ArvinMeritor, Inc.                                        12,194
                                                                     ----------
BANKS: 9.7%
   1,026       Compass Bancshares, Inc.                                  24,496
     400       Cullen/Frost Bankers, Inc.                                16,725
     500       First Tennessee National Corp.                            14,469
     588       Marshall & Ilsley Corp.                                   29,888
     679       Mercantile Bankshares Corp.                               29,324
     750       North Fork Bancorporation                                 18,422
     400       TCF Financial Corp.                                       17,825
     377       Zions Bancorporation                                      23,539
                                                                     ----------
                                                                        174,688
                                                                     ----------
BIOTECHNOLOGY RESEARCH: 0.5%
     348       Incyte Genomics, Inc.*                                     8,656
                                                                     ----------
BUILDING MATERIALS: 0.3%
     700       Lennox International, Inc.                                 5,425
                                                                     ----------
CHEMICALS: 3.1%
     423       Cabot Corp.                                               11,157
     987       Crompton Corp.                                            10,363
     753       Lyondell Chemical Co.                                     11,530
     200       OM Group, Inc.                                            10,925
   1,304       RPM, Inc.                                                 11,165
                                                                     ----------
                                                                         55,140
                                                                     ----------
CLOTHING, SHOE & ACCESSORY RETAILING/WHOLESALING: 2.6%
     336       Abercrombie & Fitch Co. - Class A*                         6,720
     200       American Eagle Outfitters, Inc.*                           8,450
     345       Burlington Coat Factory Warehouse Corp.                    6,533
     300       Footstar, Inc.*                                           14,850
     400       The Men's Wearhouse.*                                     10,900
                                                                     ----------
                                                                         47,453
                                                                     ----------
COMPUTERS: 0.1%
     645       SONICBlue, Inc.*                                           2,661
                                                                     ----------
COMPUTERS - HARDWARE: 1.6%
     515       Diebold, Inc.                                             17,188
     425       Tech Data Corp.*                                          11,495
                                                                     ----------
                                                                         28,683
                                                                     ----------
CONSTRUCTION: 1.2%
     952       USG Corp.                                                 21,420
                                                                     ----------

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

--------------------------------------------------------------------------------

SHARES                                                                  VALUE
--------                                                             ----------
CONSUMER DURABLES: 1.3%
     461       Mohawk Industries, Inc.*                              $   12,620
     599       Shaw Industries, Inc.                                     11,344
                                                                     ----------
                                                                         23,964
                                                                     ----------
CONSUMER LOANS: 0.4%
     289       AmeriCredit Corp.*                                         7,875
                                                                     ----------
CORPORATE, PROFESSIONAL & FINANCIAL SOFTWARE: 0.3%
     176       HNC Software, Inc.*                                        5,225
                                                                     ----------
DATA STORAGE DEVICES: 0.6%
     745       Quantum Corp. - DLT & Storage Systems Group*               9,918
                                                                     ----------
DATABASE & FILE MANAGEMENT SOFTWARE: 0.6%
     550       Sybase, Inc.*                                             10,897
                                                                     ----------
DEPARTMENT STORES: 0.5%
     881       Saks, Inc.*                                                8,810
                                                                     ----------
DIVERSIFIED UTILITIES: 4.7%
     300       NiSource, Inc.                                             9,225
     650       Northeast Utilities                                       15,762
     630       Potomac Electric Power                                    15,567
   1,013       Puget Sound Energy, Inc.                                  28,174
     550       Scana Corp.                                               16,259
                                                                     ----------
                                                                         84,987
                                                                     ----------
DRUGS: 1.3%
     500       Bergen Brunswig Corp.                                      7,915
     616       Mylan Laboratories, Inc.                                  15,515
                                                                     ----------
                                                                         23,430
                                                                     ----------
ELECTRIC UTILITIES: 3.3%
   1,040       Central Vermont Public Service                            12,675
   1,397       Green Mountain Power Corp.                                17,462
     925       Teco Energy, Inc.                                         29,947
                                                                     ----------
                                                                         60,084
                                                                     ----------
ELECTRICAL EQUIPMENT: 0.6%
     560       Sensormatic Electronics Corp.*                            11,235
                                                                     ----------
ENERGY RESERVES: 2.0%
     300       MCN Energy Group, Inc.                                     8,306
   1,119       Ocean Energy, Inc.*                                       19,443
     300       Questar Corp.                                              9,019
                                                                     ----------
                                                                         36,768
                                                                     ----------
FOOD & BEVERAGE: 4.5%
     736       IBP, Inc.                                                 19,688
     900       Nash Finch Co.                                            10,519
     831       Sonoco Products Co.                                       17,970
     200       Suiza Foods Corp.*                                         9,600
   1,009       Tyson Foods, Inc.                                         12,865
     650       Whitman Corp.*                                            10,644
                                                                     ----------
                                                                         81,286
                                                                     ----------
GAS UTILITIES: 2.0%
     908       Cascade Natural Gas Corp                                  17,082
     300       National Fuel Gas Co.                                     18,881
                                                                     ----------
                                                                         35,963
                                                                     ==========

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------                                                             ----------
GRAINS, BREADS & CEREALS: 0.4%
     432       Flowers Industries, Inc.                              $    6,804
                                                                     ----------
HEAVY ELECTRICAL: 0.7%
     478       Hubbell, Inc. - Class B                                   12,667
                                                                     ----------
HEAVY MACHINERY: 0.6%
     443       Trinity Industries, Inc.                                  11,075
                                                                     ----------
HOSPITALS: 1.0%
     835       Health Management Associates, Inc. - Class A*             17,326
                                                                     ----------
HOTELS: 0.8%
   1,140       Park Place Entertainment Corp.*                           13,609
                                                                     ----------
INDUSTRIAL SERVICES: 5.6%
     291       Affiliated Computer Services, Inc.*                       17,660
     370       DST Systems, Inc.*                                        24,790
     576       Gatx Corp.                                                28,728
   1,437       Modis Professional Services, Inc.*                         5,928
     510       SunGard Data Systems, Inc.*                               24,034
                                                                     ----------
                                                                        101,140
                                                                     ----------
INSURANCE: 2.4%
     200       Everest Re Group, Ltd.                                    14,325
     440       Old Republic International Corp.                          14,080
     200       Radian Group, Inc.                                        15,012
                                                                     ----------
                                                                         43,417
                                                                     ----------
INVESTMENT BANKING/BROKERAGE: 0.4%
     855       E*trade Group, Inc.*                                       6,306
                                                                     ----------
LEASING: 0.7%
   1,070       Comdisco, Inc.                                            12,238
                                                                     ----------
LOCAL TELECOMMUNICATION & PRIVATE TRANSMISSION SERVICES: 1.0%
     759       Broadwing, Inc.*                                          17,315
                                                                     ----------
LONG-DISTRANCE CARRIERS: 1.0%
     240       L-3 Communications Holdings, Inc.*                        18,480
                                                                     ----------
MEAT PRODUCTS: 0.9%
     855       Hormel Foods Corp.                                        15,924
                                                                     ----------
MEDIA: 2.9%
     879       A.H. Belo Corp. - Class A                                 14,064
     197       Chris-Craft Industries, Inc.*                             13,142
      41       The Washington Post.                                      25,292
                                                                     ----------
                                                                         52,498
                                                                     ----------
MEDICAL INFORMATION SYSTEMS: 0.3%
     100       Cerner Corp.*                                              4,625
                                                                     ----------
MEDICAL PROVIDERS: 3.6%
     438       Health Net, Inc.*                                         11,470
     299       Hillenbrand Industries, Inc.                              15,398
     377       Lincare Holdings, Inc.*                                   21,513
     200       Trigon Healthcare, Inc.*                                  15,562
                                                                     ----------
                                                                         63,943
                                                                     ----------

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

--------------------------------------------------------------------------------

SHARES                                                                  VALUE
--------                                                             ----------
METAL FABRICATING: 0.6%
     200       The Shaw Group, Inc.*                                 $   10,000
                                                                     ----------
METAL PROCESSORS & FABRICATION: 0.5%
     200       Precision Castparts Corp.                                  8,412
                                                                     ----------
MINING: 1.6%
     814       Cleveland-Cliffs, Inc.                                    17,552
     300       Stillwater Mining Co.*                                    11,805
                                                                     ----------
                                                                         29,357
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES: 0.9%
     700       Viad Corp.                                                16,100
                                                                     ----------
MISCELLANEOUS NON-DURABLE CONSUMER GOODS: 0.5%
     386       Energizer Holdings, Inc.*                                  8,251
                                                                     ----------
MOTOR VEHICLES: 1.5%
     425       Borg-Warner, Inc.                                         17,000
     389       Lear Corp.*                                                9,652
                                                                     ----------
                                                                         26,652
                                                                     ----------
NETWORKING & CONNECTIVITY SOFTWARE: 0.2%
     507       Legato Systems, Inc.*                                      3,771
                                                                     ----------
OIL & GAS EXPLORATION & PRODUCTION: 2.3%
     180       Murphy Oil Corp.                                          10,879
     445       Noble Affiliates, Inc.                                    20,470
     547       Pioneer Natural Resources Co.*                            10,769
                                                                     ----------
                                                                         42,118
                                                                     ----------
OIL & GAS PIPELINES & STORAGE: 1.6%
     552       Kinder Morgan, Inc.                                       28,808
                                                                     ----------
OIL & GAS SERVICES: 0.5%
     400       Pride International, Inc.*                                 9,850
                                                                     ----------
OIL REFINING: 1.3%
     728       Ultramar Diamond Shamrock Corp.                           22,477
                                                                     ----------
OIL SERVICES: 1.6%
     280       Tidewater, Inc.                                           12,425
     349       Weatherford International, Inc.*                          16,490
                                                                     ----------
                                                                         28,915
                                                                     ----------
PHARMACY SERVICES: 1.1%
     187       Express Scripts, Inc. - Class A*                          19,121
                                                                     ----------
PROPERTY INSURANCE: 1.3%
     312       Allmerica Financial Corp.                                 22,620
                                                                     ----------
RESTAURANTS: 2.5%
     230       Brinker International, Inc.*                               9,718
   1,332       Outback Steakhouse, Inc.*                                 34,466
                                                                     ----------
                                                                         44,184
                                                                     ----------
SECURITIES/ASSETS: 1.0%
     377       A.G. Edwards, Inc.                                        17,884
                                                                     ----------

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------                                                             ----------
SECURITY & PROTECTION PRODUCTS & SERVICES: 0.7%
   1,760       Checkpoint Systems, Inc.*                             $   13,090
                                                                     ----------
SEMICONDUCTORS: 1.5%
     425       Alliance Semiconductor Corp.*                              4,808
     451       Arrow Electronics, Inc.*                                  12,910
     464       Avnet, Inc.                                                9,976
                                                                     ----------
                                                                         27,694
                                                                     ----------
SPECIALTY RETAILING: 0.5%
     337       Barnes & Noble, Inc.*                                      8,931
                                                                     ----------
SPORTING ACTIVITIES: 0.7%
     335       International Speedway Corp. - Class A                    12,730
                                                                     ----------
SURETY, TITLE & MISCELLANEOUS INSURANCE: 0.9%
     235       The PMI Group, Inc.                                       15,907
                                                                     ----------
TELECOMMUNICATIONS: 0.8%
     300       Advanced Fibre Communications, Inc.*                       5,419
     300       Harris Corp.                                               9,188
                                                                     ----------
                                                                         14,607
                                                                     ----------
THRIFTS: 3.1%
     300       Astoria Financial Corp.                                   16,294
     200       Downey Financial Corp.                                    11,000
     691       Greenpoint Financial Corp.                                28,288
                                                                     ----------
                                                                         55,582
                                                                     ----------
TOBACCO PRODUCTS: 0.9%
     331       R.J. Reynolds Tobacco Holdings, Inc.                      16,136
                                                                     ----------
TRUCKING: 1.7%
     732       Alexander & Baldwin, Inc.                                 19,215
     377       USfreightways Corp.                                       11,339
                                                                     ----------
                                                                         30,554
                                                                     ----------
WATER & SEWER: 0.7%
     400       American Water Works, Inc.                                11,750
                                                                     ----------
WIRELESS COMMUNICATIONS: 1.0%
     200       Telephone & Data Systems, Inc.                            18,000
                                                                     ----------
TOTAL COMMON STOCKS (cost $1,586,369)                                 1,772,605
                                                                     ----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $1,586,369+): 98.7%                                           1,772,605
Other Assets less Liabilities: 1.3%                                      23,324
                                                                     ----------
NET ASSETS: 100.0%                                                   $1,795,929
                                                                     ==========

*    Non-income producing security.
+ At December 31, 2000, the basis of investments for federal income tax purposes was $1,594,703. Unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation                                        $  257,883
Gross unrealized depreciation                                           (79,981)
                                                                     ----------
Net unrealized appreciation                                          $  177,902
                                                                     ==========

See accompanying Notes to Financial Statements.

                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2000
--------------------------------------------------------------------------------

PRINCIPAL                                                    COUPON     MATURITY
AMOUNT                                                        RATE        DATE        VALUE
---------                                                    ------     --------    ----------
BONDS: 78.5%
AIRLINES: 0.2%
$  5,000       Delta Air Lines, Inc.                         8.500%     03/15/02    $    5,034
                                                                                    ----------
APPAREL: 3.9%
 100,000       Nike, Inc.                                    6.375%     12/01/03        99,713
                                                                                    ----------
APPAREL - CLOTHING: 1.0%
  15,000       Limited, Inc.                                 9.125%     02/01/01        15,019
  10,000       VF Corp.                                      7.600%     04/01/04        10,003
                                                                                    ----------
                                                                                        25,022
                                                                                    ----------
AUTO - CARS/LIGHT TRUCKS: 1.6%
  40,000       Daimler Chrysler NA Holding Corp.             7.400%     01/20/05        40,206
                                                                                    ----------
AUTO LOANS: 5.6%
  25,000       Ford Motor Credit Co.                         6.125%     01/09/06        24,140
  40,000       Ford Motor Credit Co.                         7.750%     02/15/07        41,441
  75,000       Ford Motor Credit Co.                         8.200%     02/15/02        76,497
                                                                                    ----------
                                                                                       142,078
                                                                                    ----------
BANKS: 18.2%
  40,000       Bank One Corp.                                7.600%     05/01/07        40,787
  50,000       Citicorp                                      7.750%     06/15/06        52,518
  23,000       Citigroup, Inc.                               5.800%     03/15/04        22,766
  25,000       First Union Corp.                             6.300%     04/15/08        23,098
 100,000       SouthTrust Corp.                              8.625%     05/15/04       104,045
  25,000       Suntrust Banks Inc.                           6.000%     05/15/26        24,296
  25,000       Suntrust Banks Inc.                           6.125%     02/15/04        24,721
  80,000       The Bank of New York Company                  7.400%     08/25/10        80,609
 100,000       Union Planters Bank NA                        6.500%     03/15/08        91,483
                                                                                    ----------
                                                                                       464,323
                                                                                    ----------
BUILDING PRODUCTS: 1.9%
  50,000       CSR America, Inc.                             6.875%     07/21/05        49,840
                                                                                    ----------
CHEMICALS: 0.8%
  20,000       Eastman Chemical Co.                          6.375%     01/15/04        19,508
                                                                                    ----------
COMMERCIAL FINANCING & LEASING: 0.6%
  15,000       USL Capital Corp.                             5.950%     10/15/03        14,777
                                                                                    ----------
COMMERCIAL SERVICES: 3.9%
 100,000       Hertz Corp.                                   6.700%     06/15/02        99,842
                                                                                    ----------
COMPUTERS: 3.2%
  75,000       Computer Sciences Corp.                       7.500%     08/08/05        77,429
   5,000       International Business Machines Corp. (IBM)   7.250%     11/01/02         5,063
                                                                                    ----------
                                                                                        82,492
                                                                                    ----------
COMPUTERS - HARDWARE: 0.6%
  15,000       Ikon Office Solutions                         8.875%     04/15/01        15,092
                                                                                    ----------
ELECTRIC: 3.8%
 100,000       TXU Eastern Funding Co.                       6.450%     05/15/05        97,626
                                                                                    ----------
ELECTRIC - INTEGRATED: 1.6%
  40,000       PP&L, Inc.                                    6.550%     03/01/06        40,121
                                                                                    ----------

                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------

PRINCIPAL                                                    COUPON     MATURITY
AMOUNT                                                        RATE        DATE        VALUE
---------                                                    ------     --------    ----------
ELECTRONICS: 2.9%
$ 75,000       Avnet, Inc.                                   8.200%     10/17/03    $   75,214
                                                                                    ----------
ENTERPRISE SOFTWARE SERVICES: 2.7%
  75,000       Computer Associates International, Inc.       6.375%     04/15/05        69,400
                                                                                    ----------
FINANCE - CONSUMER LOANS: 1.6%
  40,000       Beneficial Corp.                              6.710%     12/15/03        40,236
                                                                                    ----------
FINANCIAL SERVICES: 9.5%
  15,000       AON Corp                                      6.700%     06/15/03        15,006
  50,000       Associates Corp. Of N. America                7.090%     04/11/03        50,991
  50,000       Bear Stearns Companies, Inc.                  6.125%     02/01/03        49,634
  80,000       Federal Home Loan Mortgage                    6.500%     02/20/14        76,627
  30,000       Federal National Mortgage Association         5.625%     05/14/04        29,987
  20,000       Key Bank USA                                  7.550%     09/15/06        20,428
                                                                                    ----------
                                                                                       242,673
                                                                                    ----------
INVESTMENT BANKING/BROKERAGE: 2.9%
  40,000       Block Financial Corp.                         6.750%     11/01/04        39,576
  25,000       Lehman Brothers Holdings, Inc.                7.750%     01/15/05        25,853
  10,000       Merrill Lynch & Co.                           6.050%     11/13/08         9,488
                                                                                    ----------
                                                                                        74,917
                                                                                    ----------
MOTOR VEHICLES: 0.5%
  15,000       Cooper Tire & Rubber Co.                      7.750%     12/15/09        13,060
                                                                                    ----------
PIPELINES: 1.0%
  25,000       Enron Corp.                                   7.625%     09/10/04        25,942
                                                                                    ----------
RETAIL: 3.8%
 100,000       Lowe's Companies, Inc.                        6.375%     12/15/05        97,677
                                                                                    ----------
SECURITIES/ASSET MANAGEMENT: 1.4%
  35,000       Goldman Sachs Group, Inc.                     7.350%     10/01/09        35,801
                                                                                    ----------
SOFTWARE: 2.0%
  50,000       First Data Corp.                              6.375%     12/15/07        49,864
                                                                                    ----------
TELECOMMUNICATIONS - SERVICES: 1.5%
  40,000       Citizens Communications Co.                   7.600%     06/01/06        38,837
                                                                                    ----------
THRIFTS: 0.5%
  13,000       ABN Amro Bank NV/New York                     8.250%     08/01/09        13,766
                                                                                    ----------
TOBACCO: 0.2%
   5,000       Philip Morris Companies, Inc.                 7.500%     01/15/02         5,002
                                                                                    ----------
TRUCKING & LEASING: 1.1%
  25,000       Ryder System, Inc.                            9.875%     05/15/17        28,088
                                                                                    ----------
TOTAL BONDS (cost $1,981,572)                                                        2,006,151
                                                                                    ----------

                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------                                                             ----------
MUTUAL FUND AND TRUST INVESTMENTS: 6.6%
   5,000       American Municipal Term Trust, Inc.                   $   51,250
  10,000       Apex Municipal Fund                                       80,000
   3,781       Blackrock 2001 Term Trust                                 36,392
                                                                     ----------
TOTAL MUTUAL FUND AND TRUST INVESTMENTS
   (cost $165,293)                                                      167,642
                                                                     ----------
TOTAL INVESTMENTS IN SECURITIES
   (cost $2,146,865+): 85.1%                                          2,173,793
Other Assets less Liabilities: 14.9%                                    379,705
                                                                     ----------
NET ASSETS: 100.0%                                                   $2,553,498
                                                                     ==========

+ At December 31, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

        Gross unrealized appreciation                                $   32,711
        Gross unrealized depreciation                                    (5,783)
                                                                     ----------
        Net unrealized appreciation                                  $   26,928
                                                                     ==========

See accompanying Notes to Financial Statements.

                            ROCHDALE INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                              LARGE          LARGE        MID/SMALL      MID/SMALL    INTERMEDIATE
                                              GROWTH         VALUE         GROWTH          VALUE      FIXED INCOME
                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                           -----------    -----------    -----------    -----------    -----------
ASSETS
  Investments in securities, at cost       $ 3,674,139    $ 2,527,456    $ 2,196,542    $ 1,586,369    $ 2,146,865
                                           ===========    ===========    ===========    ===========    ===========

  Investments in securities, at value      $ 3,173,066    $ 2,598,475    $ 2,078,099    $ 1,772,605    $ 2,173,793
  Cash                                         153,319        137,892         51,707         51,700        196,790
  Receivables:
    Fund shares sold                           181,980             --          4,998             --        399,982
    Securities sold                                 --             49             --             --         35,489
    Due from advisor                                --          2,540          3,677          4,203          5,901
    Dividends and interest                       1,896          2,080            721          1,637         37,224
  Prepaid expenses                                 625            700            450            400            500
                                           -----------    -----------    -----------    -----------    -----------
  TOTAL ASSETS                               3,510,886      2,741,736      2,139,652      1,830,545      2,849,679
                                           -----------    -----------    -----------    -----------    -----------
LIABILITIES
  Payables:
    Securities purchased                       224,199        115,794         21,015         21,259        282,824
    Fund shares redeemed                            --          9,450             --             --             --
    Due to advisor                               4,335             --             --             --             --
    Administration fees                          2,139          2,139          2,139          2,139          2,139
  Accrued expenses                              11,218         11,218         11,218         11,218         11,218
                                           -----------    -----------    -----------    -----------    -----------
  TOTAL LIABILITIES                            241,891        138,601         34,372         34,616        296,181
                                           -----------    -----------    -----------    -----------    -----------
NET ASSETS                                 $ 3,268,995    $ 2,603,135    $ 2,105,280    $ 1,795,929    $ 2,553,498
                                           ===========    ===========    ===========    ===========    ===========

  Number of shares, without par value,
    issued and outstanding
    (unlimited shares authorized)              159,210        100,161         71,169         60,144         98,848
                                           ===========    ===========    ===========    ===========    ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE               $     20.53    $     25.99    $     29.58    $     29.86    $     25.83
                                           ===========    ===========    ===========    ===========    ===========
COMPONENTS OF NET ASSETS
  Paid-in capital                          $ 3,780,819    $ 2,538,497    $ 2,196,898    $ 1,618,021    $ 2,516,710
  Accumulated net investment income                 --             --             --              6          9,559
  Accumulated net realized gain
    (loss) on investments                      (10,751)        (6,381)        26,825         (8,334)           301
  Net unrealized appreciation
    (depreciation) on investments             (501,073)        71,019       (118,443)       186,236         26,928
                                           -----------    -----------    -----------    -----------    -----------
      Net assets                           $ 3,268,995    $ 2,603,135    $ 2,105,280    $ 1,795,929    $ 2,553,498
                                           ===========    ===========    ===========    ===========    ===========

See accompanying Notes to Financial Statements.

                            ROCHDALE INVESTMENT TRUST

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                  LARGE        LARGE      MID/SMALL    MID/SMALL  INTERMEDIATE
                                                 GROWTH        VALUE        GROWTH       VALUE    FIXED INCOME
                                                PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                ---------    ---------    ---------    ---------    ---------
INVESTMENT INCOME
  Income
    Dividends                                   $   5,783    $  14,706    $   1,445    $  11,399    $     503
    Interest                                        2,028        1,474        1,618        1,119       44,054
    Other                                              44           92           37           13        8,651
                                                ---------    ---------    ---------    ---------    ---------
  Total income                                      7,855       16,272        3,100       12,531       53,208
                                                ---------    ---------    ---------    ---------    ---------

  Expenses
    Administration fees                            22,979       22,979       22,979       22,979       22,979
    Fund accounting fees                           13,800       13,560       13,560       13,560       13,320
    Transfer agent fees                             8,922        8,922        8,922        8,922        8,922
    Audit fees                                      6,000        6,000        6,000        6,000        6,000
    Legal fees                                      5,592        5,592        5,592        5,592        5,592
    Advisory fees                                   5,109        4,426        3,532        3,174        2,347
    Registration fees                               4,831        4,331        4,806        4,455        3,230
    Reports to shareholders                           990          990          989          990          983
    Custody fees                                      906          893          871          869          920
    Miscellaneous                                     776          776          776          776          776
    Trustee fees                                      676          676          676          676          676
    Insurance expense                                 360          360          360          360          360
                                                ---------    ---------    ---------    ---------    ---------
  Total expenses                                   70,941       69,505       69,063       68,353       66,105
  Less: fees waived and
         expenses absorbed                        (58,168)     (58,439)     (59,526)     (59,784)     (66,105)
                                                ---------    ---------    ---------    ---------    ---------
  Net expenses                                     12,773       11,066        9,537        8,569           --
                                                ---------    ---------    ---------    ---------    ---------
  NET INVESTMENT INCOME (LOSS)                     (4,918)       5,206       (6,437)       3,962       53,208
                                                ---------    ---------    ---------    ---------    ---------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Net realized gain (loss)
    on investments                                 (8,023)      (6,381)      33,262       (3,173)         301
  Net unrealized appreciation
    (depreciation) on investments                (501,073)      71,019     (118,443)     186,236       26,928
                                                ---------    ---------    ---------    ---------    ---------
    Net realized and unrealized
      gain (loss) on investments                 (509,096)      64,638      (85,181)     183,063       27,229
                                                ---------    ---------    ---------    ---------    ---------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS             $(514,014)   $  69,844    $ (91,618)   $ 187,025    $  80,437
                                                =========    =========    =========    =========    =========

See accompanying Notes to Financial Statements.

                            ROCHDALE INVESTMENT TRUST

STATEMENT OF CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2000*
--------------------------------------------------------------------------------

                                              LARGE          LARGE        MID/SMALL      MID/SMALL    INTERMEDIATE
                                              GROWTH         VALUE         GROWTH          VALUE      FIXED INCOME
                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                           -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income (loss)             $    (4,918)   $     5,206    $    (6,437)   $     3,962    $    53,208
  Net realized gain (loss)
    on investments                              (8,023)        (6,381)        33,262         (3,173)           301
  Net unrealized appreciation
    (depreciation) on investments             (501,073)        71,019       (118,443)       186,236         26,928
                                           -----------    -----------    -----------    -----------    -----------
      NET INCREASE (DECREASE) IN NET
        ASSETS RESULTING FROM OPERATIONS      (514,014)        69,844        (91,618)       187,025         80,437
                                           -----------    -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                        --         (5,411)            --         (3,932)       (43,649)
  From net realized gain                            --             --             --         (5,185)            --
                                           -----------    -----------    -----------    -----------    -----------
        TOTAL DISTRIBUTIONS TO
          SHAREHOLDERS                              --         (5,411)            --         (9,117)       (43,649)
                                           -----------    -----------    -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                  3,782,871      2,535,325      2,146,898      1,558,989      2,428,061
  Proceeds from reinvestment
    of distribution                                 --          5,387             --          9,032         43,649
  Cost of shares redeemed                      (49,862)       (52,010)            --             --         (5,000)
                                           -----------    -----------    -----------    -----------    -----------
    Net increase in net assets
      resulting from share
      transactions                           3,733,009      2,488,702      2,146,898      1,568,021      2,466,710
                                           -----------    -----------    -----------    -----------    -----------

        TOTAL INCREASE IN NET ASSETS         3,218,995      2,553,135      2,055,280      1,745,929      2,503,498

NET ASSETS
  Beginning of year                             50,000         50,000         50,000         50,000         50,000
                                           -----------    -----------    -----------    -----------    -----------
  END OF YEAR                              $ 3,268,995    $ 2,603,135    $ 2,105,280    $ 1,795,929    $ 2,553,498
                                           ===========    ===========    ===========    ===========    ===========

ACCUMULATED NET INVESTMENT INCOME          $        --    $        --    $        --    $         6    $     9,559
CHANGE IN SHARES
  Shares sold                                  159,612        100,032         69,169         57,819         95,331
  Shares issued on reinvestment
    of distribution                                 --            215             --            325          1,714
  Shares redeemed                               (2,402)        (2,086)            --             --           (197)
                                           -----------    -----------    -----------    -----------    -----------
  NET INCREASE                             $   157,210    $    98,161    $    69,169    $    58,144    $    96,848
                                           ===========    ===========    ===========    ===========    ===========

* Commenced operations on December 31, 1999.

See accompanying Notes to Financial Statements.

                            ROCHDALE INVESTMENT TRUST

FINANCIAL HIGHLIGHTS - FOR THE YEAR ENDED DECEMBER 31, 2000*
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------

                                                  LARGE         LARGE       MID/SMALL     MID/SMALL   INTERMEDIATE
                                                 GROWTH         VALUE        GROWTH         VALUE     FIXED INCOME
                                                PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                --------      --------      --------      --------      --------
Net asset value, beginning of year              $  25.00      $  25.00      $  25.00      $  25.00      $  25.00
                                                --------      --------      --------      --------      --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     (0.03)         0.06         (0.09)         0.07          1.12
  Net realized and unrealized gain
    (loss) on investments                          (4.44)         0.99          4.67          4.95          0.73
                                                --------      --------      --------      --------      --------
Total from investment operations                   (4.47)         1.05          4.58          5.02          1.85
                                                --------      --------      --------      --------      --------
LESS DISTRIBUTIONS:
    From net investment income                        --         (0.06)           --         (0.07)           --
    From net realized gain                            --            --            --         (0.09)        (1.02)
                                                --------      --------      --------      --------      --------
Total distributions                                   --         (0.06)           --         (0.16)        (1.02)
                                                --------      --------      --------      --------      --------
Net asset value, end of year                    $  20.53      $  25.99      $  29.58      $  29.86      $  25.83
                                                ========      ========      ========      ========      ========

Total return                                      (17.88)%        4.21%        18.32%        20.13%         7.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)              $    3.3      $    2.6      $    2.1      $    1.8      $    2.6
                                                ========      ========      ========      ========      ========

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
    Before fees waived and expenses absorbed        6.95%         7.87%         9.80%        10.80%        11.24%
    After fees waived and expenses absorbed         1.25%         1.25%         1.35%         1.35%         0.00%

RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS:
    Before fees waived and expenses absorbed       (6.18)%       (6.03)%       (9.36)%       (8.82)%       (2.19)%
    After fees waived and expenses absorbed        (0.48)%        0.59%        (0.91)%        0.63%         9.05%
Portfolio turnover rate                            10.43%        10.36%        93.32%        58.74%        40.95%

* Commenced operations on December 31, 1999.

See accompanying Notes to Financial Statements.

                            ROCHDALE INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     Rochdale Large Growth Portfolio, Rochdale Large Value Portfolio, Rochdale Mid/Small Growth Portfolio, Rochdale Mid/Small Value Portfolio, and Rochdale Intermediate Fixed Income Portfolio (the "Portfolios") are diversified series of shares of beneficial interest of Rochdale Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The investment objective is to achieve long-term growth of capital in the Large Growth, Large Value, Mid/Small Growth, and Mid/Small Value Portfolios, and to seek current income in the Intermediate Fixed Income Portfolio. The Portfolios commenced operations on December 31, 1999.

     The Rochdale Large Growth Portfolio is a large-cap domestic equity fund. It seeks to achieve its objective by investing primarily in growth-style equity securities of larger U.S. companies classified within growth industries within the S&P 500.

     The Rochdale Large Value Portfolio is a large-cap domestic equity fund. It seeks to achieve its objective by investing primarily in value-style equity securities of larger U.S. companies classified within value industries within the S&P 500.

     The Rochdale Mid/Small Growth Portfolio is a mid- and small-cap domestic equity fund. It seeks to achieve its objective by investing primarily in growth-style equity securities of U.S. companies classified within growth industries within the S&P 400 and 600 indices.

     The Rochdale Mid/Small Value Portfolio is a mid- and small-cap domestic equity fund. It seeks to achieve its objective by investing primarily in value-style equity securities of U.S. companies classified within value industries within the S&P 400 and 600 indices.

     The Rochdale Intermediate Fixed Income Portfolio is a fixed income fund. It seeks to achieve its objective by investing primarily in debt instruments with the intention of holding them to maturity.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. In valuing the Portfolios' assets for calculating net asset value, readily-marketable portfolio securities listed on a national securities exchange or NASDAQ are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Portfolios are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

                           ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------

     B. FEDERAL INCOME TAXES. The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required. The Large Value Portfolio had a capital loss carry over available to offset future capital gains, if any, of approximately $3,000, which expire in 2008.

     C. SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of securities sold is determined under the identified cost method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using the effective interest method.

     D. FOREIGN CURRENCY. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

     E. FORWARD CURRENCY CONTRACTS. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When a contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolio could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

     F. DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, equalization and post-October capital and currency losses.

     G. OPTION WRITING. Each Portfolio may purchase put and call options and may write (sell) covered call options and secured put options on securities and indices. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the

                           ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------

          Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     H. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Rochdale Investment Management Inc. (the "Advisor") provides the Portfolios with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Trust. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% from the Large Growth, Large Value, Mid/Small Growth, and Mid/Small Value Portfolios, and 0.40% from the Intermediate Fixed Income Portfolio, based upon the average daily net assets of each Portfolio.

     The Portfolios are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Portfolios to the extent necessary to limit each Portfolio's aggregate annual operating expenses to a maximum of 1.25%, 1.25%, 1.35%, 1.35%, and 0.90% of average net assets for the Large Growth, Large Value, Mid/Small Growth, Mid/Small Value, and Intermediate Fixed Income Portfolios, respectively. During the fiscal year ended December 31, 2000, the Advisor voluntarily agreed to further limit Intermediate Fixed Income Portfolio's expense ratio to 0.00%. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Portfolios' obligation may be subject to reimbursement by the Portfolios within the following three years, provided the Portfolios are able to effect such reimbursement and remain in compliance with applicable limitations. For the year ended December 31, 2000, the Advisor has reimbursed the Portfolios for expenses in excess of the limit in the amounts of $58,168 for the Large Growth Portfolio, $58,439 for the Large Value Portfolio, $59,526 for the Mid/Small Growth Portfolio, $59,784 for the Mid/Small Value Portfolio, and $66,105 for the Intermediate Fixed Income Portfolio, making the Portfolios' expense ratios 1.25%, 1.25%, 1.35%, 1.35%, and 0.00% versus actual operating expenses of 6.95%,
7.87%, 9.80%, 10.80%, and 11.24%, respectively.

     Investment Company Administration, LLC (the "Administrator") acts as the Trust's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Portfolios; prepares reports and materials to be supplied to the trustees; monitors the activities of the Portfolios' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses, and reviews the Portfolios' expense accruals. For its services, the Administrator receives a monthly fee from each Portfolio at a rate of 0.10% annually of average net assets, with a minimum annual fee of $25,000.

     Rochdale Investment Management Inc., the Advisor, also acts as the Portfolios ' principal underwriter in a continuous public offering of the Portfolios' shares.

     Certain officers and trustees of the Trust are also officers and/or directors of the Advisor or Administrator.

                           ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------

NOTE 4 - DISTRIBUTION PLAN

     The Portfolios have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1. The Plan provides that the Portfolios may pay for distribution and related expenses of up to an annual rate of 0.25% of each Portfolio's average net assets to Rochdale as distributor. Rochdale elected to waive its fees for the year ended December 31, 2000.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the year ended December 31, 2000, are as follows:

PORTFOLIO                                    PURCHASES                   SALES
---------                                    ---------                   -----
Large Growth Portfolio                       $3,792,523                $110,361
Large Value Portfolio                        $2,628,618                $ 94,731
Mid/Small Growth Portfolio                   $2,825,731                $662,451
Mid/Small Value Portfolio                    $1,968,950                $379,408
Intermediate Fixed Income Portfolio          $2,373,897                $235,317

            REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF ROCHDALE INVESTMENT TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Rochdale Large Growth Portfolio, Rochdale Large Value Portfolio, Rochdale Mid/Small Growth Portfolio, Rochdale Mid/Small Value Portfolio and Rochdale Intermediate Fixed Income Portfolio, each a series of shares of beneficial interest of Rochdale Investment Trust, as of December 31, 2000, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Rochdale Large Growth Portfolio, Rochdale Large Value Portfolio, Rochdale Mid/Small Growth Portfolio, Rochdale Mid/Small Value Portfolio and Rochdale Intermediate Fixed Income Portfolio as of December 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for the year then ended in conformity with generally accepted accounting principles.

                                        TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
FEBRUARY 2, 2001

                                     ADVISOR
                       Rochdale Investment Management Inc.
                              570 Lexington Avenue
                            New York, New York 10022
                                 (800) 245-9888

                                   DISTRIBUTOR
                       Rochdale Investment Management Inc.
                              570 Lexington Avenue
                            New York, New York 10022
                                 (800) 245-9888

                                    CUSTODIAN
                            Union Bank of California
                               475 Sansome Street
                        San Francisco, California 94111


                                 TRANSFER AGENT
                          American Data Services, Inc.
                                150 Motor Parkway
                           Hauppauge, New York 11788

                                    AUDITORS
                              Tait, Weller & Baker
                            8 Penn Center, Suite 800
                        Philadelphia, Pennsylvania 19103

                                  LEGAL COUNSEL
                               Laura Corsell, Esq.
                                7307 Elbow Lane
                        Philadelphia, Pennsylvania 19119


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                                        ROCHDALE INVESTMENT TRUST
                                        570 Lexington Avenue
                                        New York, NY 10022-6837
                                        800-245-9888
                                        www.rochdale.com





                                        You can discuss your questions about the Portfolios, and request other information, including the Prospectus and the Statement of Additional Information (SAI), free of charge, by calling the Portfolios at 800-245-9888 or visiting our Web site at www.rochdale.com. The Prospectus and SAI provide detailed information about the Portfolios.
[LOGO]

                                        You can review and copy information
                                        about the Portfolios, including the
                                        Portfolios' Prospectus and SAI, at the
                                        Public Reference Room of the Securities
                                        and Exchange Commission, or get copies
                                        for a fee, by writing or calling the
                                        Public Reference Room of the Commission,
                                        Washington, DC 20549-0102
                                        (1-202-942-8090). You may also send an
                                        e-mail to the Commission requesting
                                        information at publicinfo@sec.gov. You
                                        can obtain the same information free of
                                        charge from the Commission's Internet
                                        Web site at http://www.sec.gov.


                                        (Rochdale Investment Trust's SEC
                                        Investment Company Act File number
                                        is 811-08685)